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                             [SUTHERLAND LETTERHEAD]

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
E-mail: thomas.conner@sutherland.com

                                August 17, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  MetLife Investors USA Insurance Company
     MetLife Investors USA Separate Account A
     Registration Statement on Form N-4 (Series VA)

Commissioners:

     On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Separate Account"), we have attached for filing with the U.S. Securities and Exchange Commission (the "Commission") a registration statement on Form N-4 for certain flexible premium deferred variable annuity contracts to be funded by the Separate Account.

     The registration statement is being filed in connection with the launch of new versions of rider offerings under certain variable annuity contracts by the Company and its affiliates, First MetLife Investors Insurance Company ("FMLI") and Metropolitan Life Insurance Company ("MLIC"). After discussions with the Commission staff, the Company, FMLI and MLIC determined to introduce these new versions of the rider offerings in new registration statements for each of the following variable annuity contracts (collectively, the "Contracts") funded by the following separate accounts of the Company, FMLI or MLIC.

     o MetLife Investors USA Separate Account A--Series VA (333-54464); Series VA-4 (333-169685); Series L-4 (333-54470); Series C
          (333-60174); and Series S (333-137369).

     o First MetLife Investors Variable Annuity Account One--Class VA (333-96773); Class VA-4 (333-169687); Class L-4 (333-96785); Class C
          (333-96795); and Class S (333-137370).

     o Metropolitan Life Separate Account E--Preference Premier Variable Annuity (333-153109).

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U.S. Securities and Exchange Commission
August 17, 2011
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     To facilitate the Commission staff's review of the new registration statements to be filed for the variable annuity contracts listed above, and to ensure that the filing schedules and deadlines discussed below are practicable, we have identified below the key differences in the disclosure in the new and current registration statements.

     The disclosure in the new registration statements will present the new versions of the rider offerings under the Contracts and, except as noted below, will omit descriptions of currently available versions of those riders. More specifically, each of the new registration statements will incorporate descriptions of the new versions of the guaranteed income benefit. In addition, the new registration statements for Contracts issued by the Company and MLIC will describe new versions of the optional death benefit and add disclosure regarding the requirement that the enhanced death benefits available under the Contracts be elected in combination with a corresponding guaranteed income benefit.

     As noted above, the new registration statements will exclude descriptions of certain currently available living benefit riders that the Company, FMLI and MLIC will no longer make available under the Contracts. To this end, each new registration statement will omit disclosure regarding any version of the Lifetime Withdrawal Guarantee or the Enhanced Guaranteed Withdrawal Benefit that is currently available under the relevant Contract.

     Although, as a general matter, disclosure about riders that are currently available under the Contracts will be omitted from the new registration statements, because there are three states in which the new versions of the guaranteed income benefit and/or the enhanced death benefit riders have not yet been approved, the disclosure in the new registration statements issued by the Company and MLIC will also include disclosure about the versions of those riders that currently are being sold--i.e., GMIB Max I, GMIB Plus III, EDB Max I, and EDB II. The prospectus disclosure will clearly reflect the limited availability of these current versions of the living benefit riders./1/

     We have discussed with the Commission staff the following proposed schedule for filing and review of the new registration statements. The above-captioned filing will be the first of eleven (11) new registration statement filings made to launch the new versions of rider offerings under the Contracts. The remaining filings will be made on or about August 26, 2011. In order for these filings to incorporate comments received from the Commission staff on the above-captioned filing, we are requesting comments by August 24. We greatly appreciate the cooperation and assistance of the Commission staff in reviewing and processing the new

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     /1/ Note that the disclosure describing riders that are currently available under certain Contracts issued by the Company or MLIC will be "imported" directly from the May 1, 2011 prospectuses for the relevant Contracts. This disclosure will be removed from the new registration statement for any new version of a rider that is approved nationwide before the prospectus in the new registration statement is printed.

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U.S. Securities and Exchange Commission
August 17, 2011
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registration statements, and, as we have discussed, in working with the Company,
FMLI and MLIC to ensure that all comments on the new registration statements are resolved on or about September 9, 2011, so that the new registration statements can be declared effective on or about September 30, 2011 (and the printing process for the new registration statements can begin in time to meet the planned launch date for the new versions of the rider offerings).

     Please contact the undersigned at 202.383.0590 if you have any questions or comments regarding this filing and any of the new registration statement filings referenced above.

                                                      Sincerely,

                                                      /s/ W. Thomas Conner
                                                      --------------------
                                                      W. Thomas Conner

cc:  Paul Cellupica, Esq.
     Marie Swift, Esq.
     Patrice Pitts, Esq.
     William Kotapish, Esq.
     Joyce Pickholz, Esq.
     Minh Oh, Esq.